Income Tax - Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount (Details)		12 Months Ended
		Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount [Abstract]
Income tax expenses calculated at Hong Kong Profits Tax rate		$ 1,973,604		$ 2,003,428	$ 1,686,755
Income not taxable for tax purposes		(131,939)		(98,101)	(563,875)
Expenses not deductible for tax purposes	[1]	2,193,096		598,523	1,014,697
Effect of preferential tax rates in Hong Kong		(165,000)		(165,000)	(165,000)
Impact of different tax rates in other jurisdictions		(2,562,019)
Income tax expenses		$ 1,307,742	$ 168,235	$ 2,338,850	$ 1,972,577

[1]	Mainly relate to non-deductible listing expenses.